Consolidated Statements of Operations and Comprehensive Loss - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	Nov. 28, 2022	Jun. 30, 2023	Jun. 30, 2025	Jun. 30, 2024
Successor
Net revenues
Operating expenses:
Impairment of goodwill
General and administrative:
Product research and development			277,364	413,532
Consulting (includes $175,000 in stock-based compensation for the period November 29, 2022 to June 30, 2023)			210,436	175,439
Legal and accounting			214,227	372,581
Wages and benefits
Bad debts
All other			72,568	52,001
Total operating expenses			774,595	1,013,553
Operating loss			(774,595)	(1,013,553)
Other income (expense):
Interest expense, net
Other income			572	(3,837)
Total other income (expense)			572	(3,837)
Loss before provision for income taxes			(774,023)	(1,017,390)
Provision (benefit) for income taxes
Net loss		$ (647,751)	(774,023)	(1,017,390)
Other Comprehensive Income (Loss):
Currency translation adjustment			(772)	826
Comprehensive loss			$ (774,795)	$ (1,016,564)
Weighted average shares outstanding:
Basic (in Shares)			13,975,000	13,601,052
Diluted (in Shares)			13,975,000	13,601,052
Weighted average net loss per share:
Basic (in Dollars per share)			$ (0.06)	$ (0.07)
Diluted (in Dollars per share)			$ (0.06)	$ (0.07)
Predecessor
Net revenues	$ 4,869
Operating expenses:
Impairment of goodwill		149,369
General and administrative:
Product research and development
Consulting (includes $175,000 in stock-based compensation for the period November 29, 2022 to June 30, 2023)		216,095
Legal and accounting	3,483	259,808
Wages and benefits	1,353
Bad debts	1,240
All other	1,068	24,465
Total operating expenses	7,144	649,737
Operating loss	(2,275)	(649,737)
Other income (expense):
Interest expense, net	(37)	(22)
Other income		2,008
Total other income (expense)	(37)	1,986
Loss before provision for income taxes	(2,312)	(647,751)
Provision (benefit) for income taxes
Net loss	(2,312)	(647,751)
Other Comprehensive Income (Loss):
Currency translation adjustment	115	(183)
Comprehensive loss	$ (2,197)	$ (647,934)
Weighted average shares outstanding:
Basic (in Shares)		12,225,350
Diluted (in Shares)		12,225,350
Weighted average net loss per share:
Basic (in Dollars per share)		$ (0.05)
Diluted (in Dollars per share)		$ (0.05)
Capital Shares | Successor
Weighted average shares outstanding:
Basic (in Shares)
Diluted (in Shares)
Weighted average net loss per share:
Basic (in Dollars per share)
Diluted (in Dollars per share)
Capital Shares | Predecessor
Weighted average shares outstanding:
Basic (in Shares)	800
Diluted (in Shares)	800
Weighted average net loss per share:
Basic (in Dollars per share)	$ (2.89)
Diluted (in Dollars per share)	$ (2.89)